Asset Impairment, Restructuring and Other Special Charges - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ (2.5)	$ 2.5	$ 5.5